Eaton Vance

Short Duration High Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 1.1%
Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	$795	$725,645

Total Commercial Mortgage-Backed Securities (identified cost $753,673)		$725,645

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.3%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$158	$164,225

Total Convertible Bonds (identified cost $145,230)		$164,225

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	2,622	$147,409

Total Convertible Preferred Stocks (identified cost $136,469)		$147,409

Corporate Bonds — 76.5%
Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.8%
Bombardier, Inc., 6.00%, 10/15/22(1)	80	$80,408
Howmet Aerospace, Inc., 6.875%, 5/1/25	156	181,734
Rolls-Royce PLC, 3.625%, 10/14/25(1)	245	247,175
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	624	655,980

		$1,165,297

Air Transportation — 0.6%
American Airlines Group, Inc., 5.00%, 6/1/22(1)	300	$299,625
United Airlines Holdings, Inc., 4.25%, 10/1/22	65	66,183

		$365,808

Security	Principal Amount* (000’s omitted)	Value
Automotive & Auto Parts — 7.0%
Clarios Global, L.P., 6.75%, 5/15/25(1)	299	$317,948
Ford Motor Co.:
8.50%, 4/21/23	817	908,079
9.00%, 4/22/25	1,095	1,349,259
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	207,500
3.664%, 9/8/24	900	941,688
4.25%, 9/20/22	200	205,984
5.125%, 6/16/25	450	496,125
Tesla, Inc., 5.30%, 8/15/25(1)	200	205,712

		$4,632,295

Broadcasting — 1.0%
Netflix, Inc., 5.50%, 2/15/22	500	$513,750
Townsquare Media, Inc., 6.875%, 2/1/26(1)	118	125,965

		$639,715

Cable & Satellite TV — 4.2%
CSC Holdings, LLC, 5.25%, 6/1/24	1,250	$1,352,187
DISH DBS Corp.:
5.00%, 3/15/23	838	873,825
5.875%, 7/15/22	500	518,125

		$2,744,137

Chemicals — 0.4%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	280	$291,171

		$291,171

Diversified Financial Services — 5.3%
DAE Funding, LLC, 5.25%, 11/15/21(1)	705	$713,030
MoneyGram International, Inc., 5.375%, 8/1/26(1)	66	68,557
Navient Corp.:
6.125%, 3/25/24	388	421,496
6.50%, 6/15/22	500	523,020
7.25%, 9/25/23	450	496,095
OneMain Finance Corp., 5.625%, 3/15/23	550	582,365
PRA Group, Inc., 7.375%, 9/1/25(1)	656	709,261

		$3,513,824

Diversified Media — 1.9%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,249	$1,285,696

		$1,285,696

Energy — 8.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	70	$77,371
5.625%, 5/20/24	250	273,474
Continental Resources, Inc.:
3.80%, 6/1/24	385	404,186
4.50%, 4/15/23	53	55,194
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	292,128
DCP Midstream Operating, L.P., 3.875%, 3/15/23	375	385,903

Security	Principal Amount* (000’s omitted)	Value
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	186	$196,928
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	600	615,180
6.00%, 7/1/25(1)	85	92,678
Genesis Energy, L.P./Genesis Energy Finance Corp., 5.625%, 6/15/24	258	256,977
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	563	562,414
Nabors Industries, Inc., 9.00%, 2/1/25(1)	152	157,194
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	320	326,314
Occidental Petroleum Corp., 3.45%, 7/15/24	521	527,994
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	265	242,806
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	20	19,070
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	81	79,172
Transocean Proteus, Ltd., 6.25%, 12/1/24(1)	165	163,995
Western Midstream Operating, L.P., 4.00%, 7/1/22	624	631,900

		$5,360,878

Entertainment & Film — 0.1%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	42	$44,793

		$44,793

Environmental — 1.6%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	530	$545,238
Tervita Corp., 11.00%, 12/1/25(1)	429	491,741

		$1,036,979

Food & Drug Retail — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)	624	$640,558
Safeway, Inc., 4.75%, 12/1/21	759	769,637

		$1,410,195

Food, Beverage & Tobacco — 1.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	578	$628,575
Performance Food Group, Inc., 6.875%, 5/1/25(1)	152	162,225

		$790,800

Gaming — 4.8%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	602	$636,483
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	480	481,385
MGM Resorts International, 6.00%, 3/15/23	950	1,005,019
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	1,005	1,031,381

		$3,154,268

Healthcare — 5.6%
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	505	$539,638
CHS/Community Health Systems, Inc., 6.625%, 2/15/25(1)	288	302,354
HCA, Inc., 5.875%, 5/1/23	400	433,526
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)	101	105,879
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)	71	75,273
ModivCare, Inc., 5.875%, 11/15/25(1)	257	273,511
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	118	126,924
Tenet Healthcare Corp., 6.75%, 6/15/23	963	1,046,059

Security	Principal Amount* (000’s omitted)		Value
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21		290	$290,971
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		250	260,625
Varex Imaging Corp., 7.875%, 10/15/27(1)		204	228,282

			$3,683,042

Homebuilders & Real Estate — 7.1%
Empire Communities Corp., 7.00%, 12/15/25(1)		309	$326,769
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		400	419,528
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		30	30,684
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		70	74,489
Service Properties Trust:
4.50%, 6/15/23		1,070	1,095,412
4.65%, 3/15/24		150	152,690
5.00%, 8/15/22		82	83,338
Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(1)		1,249	1,286,201
VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(1)		624	636,858
Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	500	592,312

			$4,698,281

Insurance — 1.3%
Acrisure, LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(1)		624	$634,256
AssuredPartners, Inc., 7.00%, 8/15/25(1)		250	255,356

			$889,612

Leisure — 6.6%
Carnival Corp.:
7.625%, 3/1/26(1)		39	$41,243
11.50%, 4/1/23(1)		1,090	1,230,337
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		1,027	978,320
12.25%, 5/15/24(1)		300	354,376
Powdr Corp., 6.00%, 8/1/25(1)		369	387,705
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/22		240	246,854
9.125%, 6/15/23(1)		195	212,441
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)		193	194,448
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		687	684,554

			$4,330,278

Metals & Mining — 1.3%
New Gold, Inc.:
6.375%, 5/15/25(1)		80	$82,500
7.50%, 7/15/27(1)		710	766,495

			$848,995

Paper — 0.3%
Clearwater Paper Corp., 5.375%, 2/1/25(1)		187	$199,872

			$199,872

Restaurant — 0.4%
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		244	$259,045

			$259,045

Security	Principal Amount* (000’s omitted)		Value
Services — 2.9%
ADT Security Corp. (The), 3.50%, 7/15/22		250	$257,000
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		469	497,140
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)		38	38,546
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		550	568,727
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		225	263,536
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		288	309,959

			$1,934,908

Steel — 2.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		624	$680,188
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		775	828,343

			$1,508,531

Super Retail — 0.6%
Hanesbrands, Inc., 4.625%, 5/15/24(1)		249	$264,068
L Brands, Inc., 9.375%, 7/1/25(1)		27	35,032
Penske Automotive Group, Inc., 3.50%, 9/1/25		90	93,094

			$392,194

Telecommunications — 4.8%
Altice France S.A., 2.50%, 1/15/25(3)	EUR	600	$703,707
DKT Finance ApS, 9.375%, 6/17/23(1)		250	255,562
Lumen Technologies, Inc., 7.50%, 4/1/24		937	1,055,095
Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,166,770

			$3,181,134

Transport Excluding Air & Rail — 1.5%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$613,895
XPO Logistics, Inc., 6.125%, 9/1/23(1)		350	352,126

			$966,021

Utility — 1.7%
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)		450	$475,785
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		650	668,931

			$1,144,716

Total Corporate Bonds (identified cost $49,461,349)			$50,472,485

Exchange-Traded Funds – 4.0%

Security	Shares		Value
iShares iBoxx High Yield Corporate Bond ETF		15,000	$1,317,600
SPDR Bloomberg Barclays High Yield Bond ETF		12,000	1,317,240

Total Exchange-Traded Funds (identified cost $2,637,930)			$2,634,840

Senior Floating-Rate Loans — 12.9%(4)

Borrower/Description	Principal Amount (000’s omitted)	Value
Air Transportation — 2.6%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$650	$690,403
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	950	1,004,744

		$1,695,147

Automotive & Auto Parts — 0.8%
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$499	$498,033

		$498,033

Containers — 1.1%
Reynolds Group Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/23	$761	$759,171

		$759,171

Food, Beverage & Tobacco — 0.6%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$419	$421,405

		$421,405

Gaming — 0.5%
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$211	$209,387
Spectacle Gary Holdings, LLC:
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	80	87,406
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	6	6,334

		$303,127

Healthcare — 1.7%
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	$941	$935,667
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/16/25	96	95,149
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	116	116,000

		$1,146,816

Hotels — 0.2%
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$142	$136,618

		$136,618

Insurance — 0.8%
Asurion, LLC:
Term Loan, 7/31/27(5)	$70	$68,658
Term Loan - Second Lien, 1/31/28(5)	360	358,725
Term Loan - Second Lien, 1/20/29(5)	102	101,745

		$529,128

Restaurant — 1.2%
IRB Holding Corp., Term Loan, 2/5/25(5)	$765	$761,448

		$761,448

Borrower/Description	Principal Amount (000’s omitted)	Value
Services — 0.6%
AlixPartners, LLP, Term Loan, 2/4/28(5)	$96	$95,532
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(5)	327	332,932

		$428,464

Super Retail — 0.3%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$177	$177,129

		$177,129

Technology — 2.5%
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$973	$970,401
Presidio Holdings, Inc., Term Loan, 3.628%, (USD LIBOR + 3.50%), 1/22/27(6)	499	497,078
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	102	101,483
Riverbed Technology, Inc.:
Term Loan, 12/31/25(5)	65	61,553
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	30	24,091

		$1,654,606

Total Senior Floating-Rate Loans (identified cost $8,523,291)		$8,511,092

Short-Term Investments — 23.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)	15,693,167	$15,693,167

Total Short-Term Investments (identified cost $15,693,131)		$15,693,167

Total Investments — 118.8% (identified cost $77,351,073)		$78,348,863

Other Assets, Less Liabilities — (18.8)%		$(12,384,681)

Net Assets — 100.0%		$65,964,182

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $28,046,969 or 42.5% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $1,296,019 or 2.0% of the Fund’s net assets.

(4)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(5)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(6)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,310,168	EUR	1,106,977	State Street Bank and Trust Company	10/29/21	$—	$(5,235)

						$—	$(5,235)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $15,693,167, which represents 23.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$495,143	$39,918,220	$(24,720,232)	$—	$36	$15,693,167	$2,152	15,693,167

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$725,645	$—	$725,645
Convertible Bonds	—	164,225	—	164,225
Convertible Preferred Stocks	147,409	—	—	147,409
Corporate Bonds	—	50,472,485	—	50,472,485
Exchange-Traded Funds	2,634,840	—	—	2,634,840
Senior Floating-Rate Loans	—	8,511,092	—	8,511,092
Short-Term Investments	—	15,693,167	—	15,693,167
Total Investments	$2,782,249	$75,566,614	$—	$78,348,863

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,235)	$—	$(5,235)
Total	$—	$(5,235)	$—	$(5,235)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.